SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Tables)	5 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of derivative liabilities

	June 30, 2023	December 31, 2022
Note Payable	$1,437,500	$–
Less: Unamortized Discounts and Deferred Financing Costs		–
Warrants	(567,543)	–
Derivative	(159,716)	–
Issuance cost	(591,403)	–
	(1,318,662)	–
	$118,838	$–